Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash	$ 1,973	$ 308
Receivables and other current assets	75	59
Due from related party	199	55
TOTAL CURRENT ASSETS	2,247	422
NON-CURRENT ASSETS
Equipment	16	21
Exploration and evaluation assets	39,099	39,103
Advance		50
Investment	321	48
TOTAL NON-CURRENT ASSETS	39,436	39,222
TOTAL ASSETS	41,683	39,644
LIABILITIES
Trade payables and accrued liabilities	480	362
Provision for restoration obligation		267
TOTAL LIABILITIES	480	629
EQUITY
Share capital - preferred	591	591
Share capital – common	93,451	89,627
Reserve	4,252	2,096
Deficit	(57,091)	(53,299)
TOTAL EQUITY	41,203	39,015
TOTAL LIABILITIES AND EQUITY	$ 41,683	$ 39,644